UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2
             Read instructions at end of Form before preparing Form.

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1.      Name and address of issuer: Valley Forge Life Insurance Co
                                      Variable Life Separate Account
                                    1700 Magnavox Way
                                    Fort Wayne, IN. 46804

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2.      Name of each series or class of securities for which this Form is filed
        (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

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3.      Investment Company Act File Number: 811 - 07569

        Securities Act File Number: 333 - 94575
                                    333 - 01949

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4(a).   Last day of fiscal year for which this Form is filed: December 31, 2005
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4(b).   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).   [ ] Check box if this is the last time the issuer will be filing this
        Form.

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5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities
                sold during the fiscal year pursuant                 $ 3,560,906
                to section 24(f):                                     ----------

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:       $ 1,746,956
                                                           ----------

        (iii)   Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than
                October 11, 1995 that were not previously
                used to reduce registration fees payable   $    0
                to the Commission:                         ---------

        (iv)    Total available redemption credits
                [add Items 5(ii)and 5(iii)]:                         $ 1,746,956
                                                                      ----------

        (v)     Net sales - if Item 5(i) is greater
                than Item 5(iv)[subtract Item 5(iv)
                from Item 5(i)]:                                     $ 1,813,950
                                                                     -----------

        (vi)    Redemption credits available for use      $(    0    )
                in future years--if Item 5(i) is less      ----------
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:

        (vii)   Multiplier for determining registration
                fee (See Instruction C.9):                       x       .000107
                                                                    ------------

        (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)] (enter "0" if no fee is due):   =  $  194.09
                                                                  -----------
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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _0_. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
                                                                        ---

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7.      Interest due - if this Form is being filed more than
        90 days after the end of the issuer's fiscal year
        (see Instruction D):                                      +  $     0
                                                                      ----------

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8.      Total of the amount of the registration fee
        due plus any interest due [line 5(viii) plus line 7]:       =  $  194.09
                                                                  --------------
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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:

        Method of Delivery:

                                   X   Wire Transfer

                                       Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Wayne Locke
                        ------------------------------
                          Name Wayne Locke
                               Vice President

Date    March 24, 2006
   ------------------------------
*Please print the name and title of the signing officer below the signature.